Deferred revenue (Details 1) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Deferred Revenue
Current portion of deferred revenue	$ 1,653	$ 1,549
Deferred revenue		178
Balance at end of year	$ 1,653	$ 1,727